Basis of Presentation and General information, General Information (Details) t in Millions	12 Months Ended
Dec. 31, 2021 Vessel t
Basis of Presentation [Abstract]
Number of vessels	28
Combined carrying capacity | t	2.4
Capesize [Member]
Basis of Presentation [Abstract]
Number of vessels	1
Kamsarmax [Member]
Basis of Presentation [Abstract]
Number of vessels	7
Panamax Dry Bulk [Member]
Basis of Presentation [Abstract]
Number of vessels	11
Aframax [Member]
Basis of Presentation [Abstract]
Number of vessels	1
Aframax LR2 Tanker [Member]
Basis of Presentation [Abstract]
Number of vessels	6
Handysize [Member]
Basis of Presentation [Abstract]
Number of vessels	2
Thalassa [Member] | Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Percentage of shares held	100.00%